Consolidated Statements of Changes in Equity (Parenthetical) - USD ($)		12 Months Ended
		May. 31, 2015	May. 31, 2014		May. 31, 2013
Unrealized gain on available-for-sale securities, tax effect
Special cash dividend declared per share			$ 0.35
Cash paid for dividend			$ 54,476,000		$ 46,990,000
Dividend declared			$ (54,476,000)	[1]	$ 3,010,000	[2]
Special cash dividend declared date			Apr. 17, 2012
Dividend payment date			Sep. 28, 2012
Shareholders date of record			Aug. 31, 2012
Shares repurchases, shares		2,800,849	762,100		1,683,400
Shares repurchase approved amount			$ 120,000,000		$ 50,000,000
Additional Paid-in Capital [Member]
Cash paid for dividend			14,891,000
Dividend declared			$ (14,891,000)	[1]	3,010,000	[2]
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized gain on available-for-sale securities, tax effect
Retained Earnings [Member]
Cash paid for dividend			$ 39,585,000
Dividend declared	[1]		$ (39,585,000)
Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]
Unrealized gain on available-for-sale securities, tax effect
Dividend declared			$ (54,476,000)	[1]	$ 3,010,000	[2]
Fiscal Year 2014 Dividend [Member]
Special cash dividend declared date			Jul. 23, 2013
Dividend payment date			Oct. 07, 2013
Shareholders date of record			Sep. 06, 2013

[1]	On July 23, 2013, the Company declared a special cash dividend in the amount of US$0.35 per ADS. The aggregate amount of cash dividend paid was US$54,476, of which US$39,585 and US$14,891 were funded by retained earnings and additional paid in capital, respectively. The dividend was fully paid on October 7, 2013 to shareholders of record at the close of business on September 6, 2013.
[2]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000. The actual dividend amount of US$46,990 was paid on September 28, 2012 to shareholders of record at the close of business on August 31, 2012.